Prepaid expenses and other receivables and assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses and other receivables

5. Prepaid expenses and other receivables

	As at
	December 31, 2025	December 31, 2024
Prepaid expenses	1,649	1,551
Accounts receivable	3,461	2,498
Brokerage firm receivables	584	5,287
Deposits and other receivables	801	1,706
Total	6,495	11,042

Accounts receivable of $3,461 as at year ended December 31, 2025 of which $2,879 is current and $582 is greater than 30 days.